Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Trade and other current receivables [abstract]
Trade receivables	$ 15,225,553	$ 9,804,920
Other receivables	260,759	31,819
Trade and other receivables	$ 15,486,312	$ 9,836,739